Equity Investments (Detail) (AIM Services Co., Ltd, USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
AIM Services Co., Ltd
Schedule of Equity Method Investments [Line Items]
Ownership interest in AIM Services Co., Ltd.	50.00%		50.00%		50.00%
Equity method investments	$ 184,600,000		$ 184,600,000		$ 190,700,000	$ 233,400,000
Sales	366,242,000	414,571,000	765,343,000	895,472,000	1,693,598,000	1,916,620,000	1,772,143,000
Gross profit	39,543,000	45,665,000	85,564,000	102,405,000	192,857,000	222,033,000	222,970,000
Net income	5,589,000	5,978,000	13,332,000	15,380,000	29,236,000	39,174,000	41,949,000
Equity in undistributed earnings net of amortization to purchase accounting	$ 2,200,000	$ 1,300,000	$ 5,400,000	$ 5,200,000	$ 11,500,000	$ 14,700,000	$ 18,000,000